Document And Entity Information	3 Months Ended
Jan. 31, 2025
Document Information Line Items
Entity Central Index Key	0001953988
Document Type	POS AM
Amendment Description	Amendment No. 1
Entity Registrant Name	HELIO CORPORATION
Entity Incorporation, State or Country Code	FL
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true